INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 144,116	$ 67,931
Equipment.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	3,111
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	5,444	4,190
Net Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	982	829
Provision for closure and reclamation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	5,151	5,161
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	92,213	47,273
Exploration and evaluation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deductible temporary differences	$ 37,215	$ 10,478